NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2013
NET INCOME (LOSS) PER SHARE [Abstract]
NET INCOME (LOSS) PER SHARE
19	NET INCOME (LOSS) PER SHARE

The calculations of basic and diluted earnings per share are computed as follows:

	For the years ended December 31,
	2011	2012	2013

Net income (loss) attributable to Actions Semiconductor Co., Ltd.	$3,005	$(2,202)	$124
Shares:
Weighted average shares outstanding used in computing basic net income (loss) per share	418,499,545	412,706,341	412,103,255
Effect of dilutive securities:
Weighted average shares from assumed exercise of share-based awards	15,483,560	-	13,311,756
Weighted average shares outstanding used in computing diluted net income (loss) per share	433,983,105	412,706,341	425,415,011
Net income (loss) per share, basic	$0.0072	$(0.0053)	$0.0003
Net income (loss) per share, diluted	$0.0070	$(0.0053)	$0.0003

The computation of diluted loss per share for the year ended 31 December 2012 did not assume the effect of share option and unvested awarded shares under the Company's share incentive plan (see note 15) since their assumed conversion and exercise would result in a decrease in loss per share. No options and unvested advanced shares are excluded from calculation of diluted income per share in 2011 and 2013.